ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

May 5, 2026

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	Baillie Gifford ETF Trust (the “Trust”)
(Registration Nos. 333-290830 and 811-24127)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.       the form of the Prospectus and the Statement of Additional Information, each dated April 30, 2026, for Baillie Gifford Emerging Markets ETF, Baillie Gifford International Alpha ETF, Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF and Baillie Gifford U.S. Equity Growth ETF, each a series of the Trust, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 2 to the Trust’s registration statement under the Securities Act (“Amendment No. 2”); and

2.       the text of Amendment No. 2 was filed electronically with the Commission on April 29, 2026 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 854-2093 with any questions or comments regarding this matter.

Kind regards,

/s/ Alec T. Provost

Alec T. Provost, Esq.

cc:	Gareth Griffiths
George B. Raine, Esq.
Christopher D. Labosky, Esq.